SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS
  DATED JUNE 29, 1995
   The following information
supplements that found
under the section entitled
"Minimum Investments" on
page 33.
These minimums may vary
for investments through
Fidelity Portfolio Advisory
Services. With respect to
Fidelity Worldwide Fund,
these minimums may also
vary for a Fidelity Payroll
Deduction Program account
in the fund. Refer to the
appropriate program
materials for details.












SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS
  DATED JUNE 29, 1995
   The following information
supplements that found
under the section entitled
"Minimum Investments" on
page 33.
These minimums may vary
for investments through
Fidelity Portfolio Advisory
Services. With respect to
Fidelity Worldwide Fund,
these minimums may also
vary for a Fidelity Payroll
Deduction Program account
in the fund. Refer to the
appropriate program
materials for details.












   INT-95-4  October 9, 1995
INT-95-4  October 9, 1995